Shareholders' Equity - Movement in ordinary share capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Amount
Beginning balance	$ 24,199
Issuance for settlement of RSUs	0	$ 0	$ 0
Vesting of share options that were early exercised	32	59	$ 83
Ending balance	$ 24,744	$ 24,199
Class A Ordinary Shares
Number of Shares
Beginning balance (shares)	117,273,566	105,371,800
Conversion of ordinary shares (shares)	4,960,878	5,219,947
Exercise of share options (shares)	761,945	1,496,875
Issuance for settlement of RSUs (shares)	4,048,319	4,674,873
Vesting of share options that were early exercised (shares)	640,891	510,071
Ending balance (shares)	127,685,599	117,273,566	105,371,800
Amount
Beginning balance	$ 11,727	$ 10,537
Conversion of ordinary shares	496	522
Exercise of share options	76	150
Issuance for settlement of RSUs	405	467
Vesting of share options that were early exercised	64	51
Ending balance	$ 12,768	$ 11,727	$ 10,537
Class B Ordinary Shares
Number of Shares
Beginning balance (shares)	124,722,559	129,942,506
Conversion of ordinary shares (shares)	(4,960,878)	(5,219,947)
Ending balance (shares)	119,761,681	124,722,559	129,942,506
Amount
Beginning balance	$ 12,472	$ 12,994
Conversion of ordinary shares	(496)	(522)
Ending balance	$ 11,976	$ 12,472	$ 12,994